Loans (Details 1) (Acquired Loans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Beginning of year
Net discount associated with accretable and non-accretable loans acquired during period	(1,690)
Accretion of discount for credit spread	26
Loans paid off	224
End of year	(1,440)
Impaired Loans Non-Accretable [Member]
Beginning of year
Net discount associated with accretable and non-accretable loans acquired during period	(1,456)
Accretion of discount for credit spread
Loans paid off	224
End of year	(1,232)
Non-Impaired Loans Accretable [Member]
Beginning of year
Net discount associated with accretable and non-accretable loans acquired during period	(234)
Accretion of discount for credit spread	26
Loans paid off
End of year	$ (208)